Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Auto and Other by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 398,355	$ 382,274
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	19,342	29,566
Term loans by origination year, fiscal year before current fiscal year, finance receivable	19,767	12,700
Term loans by origination year, two years before current fiscal year, finance receivable	7,782	8,717
Term loans by origination year, three years before current fiscal year, finance receivable	4,790	3,386
Term loans by origination year, four years before current fiscal year, finance receivable	1,518	1,490
Term loans by origination year, more than five years before current fiscal year, finance receivable	470	800
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	53,669	56,659
Auto [Member] | FICO 740 or more [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	9,361	12,029
Term loans by origination year, fiscal year before current fiscal year, finance receivable	8,233	5,127
Term loans by origination year, two years before current fiscal year, finance receivable	3,193	4,009
Term loans by origination year, three years before current fiscal year, finance receivable	2,146	1,566
Term loans by origination year, four years before current fiscal year, finance receivable	664	672
Term loans by origination year, more than five years before current fiscal year, finance receivable	166	245
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	23,763	23,648
Auto [Member] | FICO 700 to 739 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	3,090	4,899
Term loans by origination year, fiscal year before current fiscal year, finance receivable	3,033	2,233
Term loans by origination year, two years before current fiscal year, finance receivable	1,287	1,519
Term loans by origination year, three years before current fiscal year, finance receivable	788	572
Term loans by origination year, four years before current fiscal year, finance receivable	238	237
Term loans by origination year, more than five years before current fiscal year, finance receivable	64	112
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	8,500	9,572
Auto [Member] | FICO 660 to 699 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	2,789	4,953
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2,926	2,137
Term loans by origination year, two years before current fiscal year, finance receivable	1,163	1,251
Term loans by origination year, three years before current fiscal year, finance receivable	641	451
Term loans by origination year, four years before current fiscal year, finance receivable	192	190
Term loans by origination year, more than five years before current fiscal year, finance receivable	58	106
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	7,769	9,088
Auto [Member] | FICO 620 to 659 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	2,021	3,991
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2,156	1,453
Term loans by origination year, two years before current fiscal year, finance receivable	796	800
Term loans by origination year, three years before current fiscal year, finance receivable	421	298
Term loans by origination year, four years before current fiscal year, finance receivable	130	135
Term loans by origination year, more than five years before current fiscal year, finance receivable	47	95
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	5,571	6,772
Auto [Member] | FICO less than 620 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	2,062	3,678
Term loans by origination year, fiscal year before current fiscal year, finance receivable	3,389	1,716
Term loans by origination year, two years before current fiscal year, finance receivable	1,316	1,126
Term loans by origination year, three years before current fiscal year, finance receivable	756	486
Term loans by origination year, four years before current fiscal year, finance receivable	263	247
Term loans by origination year, more than five years before current fiscal year, finance receivable	126	232
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	7,912	7,485
Auto [Member] | No FICO available [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	19	16
Term loans by origination year, fiscal year before current fiscal year, finance receivable	30	34
Term loans by origination year, two years before current fiscal year, finance receivable	27	12
Term loans by origination year, three years before current fiscal year, finance receivable	38	13
Term loans by origination year, four years before current fiscal year, finance receivable	31	9
Term loans by origination year, more than five years before current fiscal year, finance receivable	9	10
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	154	94
Auto [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	19,101	29,246
Term loans by origination year, fiscal year before current fiscal year, finance receivable	19,126	12,412
Term loans by origination year, two years before current fiscal year, finance receivable	7,507	8,476
Term loans by origination year, three years before current fiscal year, finance receivable	4,610	3,271
Term loans by origination year, four years before current fiscal year, finance receivable	1,445	1,424
Term loans by origination year, more than five years before current fiscal year, finance receivable	421	714
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	52,210	55,543
Auto [Member] | 30 to 89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	218	289
Term loans by origination year, fiscal year before current fiscal year, finance receivable	585	260
Term loans by origination year, two years before current fiscal year, finance receivable	253	218
Term loans by origination year, three years before current fiscal year, finance receivable	167	106
Term loans by origination year, four years before current fiscal year, finance receivable	69	60
Term loans by origination year, more than five years before current fiscal year, finance receivable	45	78
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	1,337	1,011
Auto [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	23	31
Term loans by origination year, fiscal year before current fiscal year, finance receivable	56	28
Term loans by origination year, two years before current fiscal year, finance receivable	22	23
Term loans by origination year, three years before current fiscal year, finance receivable	13	9
Term loans by origination year, four years before current fiscal year, finance receivable	4	6
Term loans by origination year, more than five years before current fiscal year, finance receivable	4	8
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	122	105
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	3,740	2,227
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,201	720
Term loans by origination year, two years before current fiscal year, finance receivable	344	710
Term loans by origination year, three years before current fiscal year, finance receivable	244	206
Term loans by origination year, four years before current fiscal year, finance receivable	64	107
Term loans by origination year, more than five years before current fiscal year, finance receivable	86	129
Revolving loans, finance receivable	23,458	24,016
Revolving loans converted to term loans, finance receivable	139	159
Total loans	29,276	28,274
Other consumer [Member] | FICO 740 or more [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	1,908	1,197
Term loans by origination year, fiscal year before current fiscal year, finance receivable	546	382
Term loans by origination year, two years before current fiscal year, finance receivable	174	303
Term loans by origination year, three years before current fiscal year, finance receivable	112	85
Term loans by origination year, four years before current fiscal year, finance receivable	21	19
Term loans by origination year, more than five years before current fiscal year, finance receivable	50	77
Revolving loans, finance receivable	1,660	2,509
Revolving loans converted to term loans, finance receivable	43	49
Total loans	4,514	4,621
Other consumer [Member] | FICO 700 to 739 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	726	412
Term loans by origination year, fiscal year before current fiscal year, finance receivable	216	116
Term loans by origination year, two years before current fiscal year, finance receivable	62	110
Term loans by origination year, three years before current fiscal year, finance receivable	44	39
Term loans by origination year, four years before current fiscal year, finance receivable	10	9
Term loans by origination year, more than five years before current fiscal year, finance receivable	13	18
Revolving loans, finance receivable	568	713
Revolving loans converted to term loans, finance receivable	18	25
Total loans	1,657	1,442
Other consumer [Member] | FICO 660 to 699 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	527	261
Term loans by origination year, fiscal year before current fiscal year, finance receivable	177	68
Term loans by origination year, two years before current fiscal year, finance receivable	34	79
Term loans by origination year, three years before current fiscal year, finance receivable	33	31
Term loans by origination year, four years before current fiscal year, finance receivable	9	8
Term loans by origination year, more than five years before current fiscal year, finance receivable	8	12
Revolving loans, finance receivable	449	490
Revolving loans converted to term loans, finance receivable	19	20
Total loans	1,256	969
Other consumer [Member] | FICO 620 to 659 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	204	91
Term loans by origination year, fiscal year before current fiscal year, finance receivable	81	24
Term loans by origination year, two years before current fiscal year, finance receivable	13	34
Term loans by origination year, three years before current fiscal year, finance receivable	14	14
Term loans by origination year, four years before current fiscal year, finance receivable	4	4
Term loans by origination year, more than five years before current fiscal year, finance receivable	5	5
Revolving loans, finance receivable	181	193
Revolving loans converted to term loans, finance receivable	11	13
Total loans	513	378
Other consumer [Member] | FICO less than 620 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	89	31
Term loans by origination year, fiscal year before current fiscal year, finance receivable	64	17
Term loans by origination year, two years before current fiscal year, finance receivable	14	29
Term loans by origination year, three years before current fiscal year, finance receivable	16	14
Term loans by origination year, four years before current fiscal year, finance receivable	5	5
Term loans by origination year, more than five years before current fiscal year, finance receivable	5	7
Revolving loans, finance receivable	154	160
Revolving loans converted to term loans, finance receivable	18	16
Total loans	365	279
Other consumer [Member] | No FICO available [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	286	235
Term loans by origination year, fiscal year before current fiscal year, finance receivable	117	113
Term loans by origination year, two years before current fiscal year, finance receivable	47	155
Term loans by origination year, three years before current fiscal year, finance receivable	25	23
Term loans by origination year, four years before current fiscal year, finance receivable	15	62
Term loans by origination year, more than five years before current fiscal year, finance receivable	5	10
Revolving loans, finance receivable	920	1,236
Revolving loans converted to term loans, finance receivable	30	36
Total loans	1,445	1,870
Other consumer [Member] | FICO not required [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	0	0
Term loans by origination year, fiscal year before current fiscal year, finance receivable	0	0
Term loans by origination year, two years before current fiscal year, finance receivable	0	0
Term loans by origination year, three years before current fiscal year, finance receivable	0	0
Term loans by origination year, four years before current fiscal year, finance receivable	0	0
Term loans by origination year, more than five years before current fiscal year, finance receivable	0	0
Revolving loans, finance receivable	19,526	18,715
Revolving loans converted to term loans, finance receivable	0	0
Total loans	19,526	18,715
Other consumer [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	3,718	2,221
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,184	716
Term loans by origination year, two years before current fiscal year, finance receivable	341	703
Term loans by origination year, three years before current fiscal year, finance receivable	240	203
Term loans by origination year, four years before current fiscal year, finance receivable	63	107
Term loans by origination year, more than five years before current fiscal year, finance receivable	83	125
Revolving loans, finance receivable	23,431	23,988
Revolving loans converted to term loans, finance receivable	117	143
Total loans	29,177	28,206
Other consumer [Member] | 30 to 89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	17	5
Term loans by origination year, fiscal year before current fiscal year, finance receivable	12	3
Term loans by origination year, two years before current fiscal year, finance receivable	2	5
Term loans by origination year, three years before current fiscal year, finance receivable	3	2
Term loans by origination year, four years before current fiscal year, finance receivable	1	0
Term loans by origination year, more than five years before current fiscal year, finance receivable	2	3
Revolving loans, finance receivable	14	15
Revolving loans converted to term loans, finance receivable	8	5
Total loans	59	38
Other consumer [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	5	1
Term loans by origination year, fiscal year before current fiscal year, finance receivable	5	1
Term loans by origination year, two years before current fiscal year, finance receivable	1	2
Term loans by origination year, three years before current fiscal year, finance receivable	1	1
Term loans by origination year, four years before current fiscal year, finance receivable	0	0
Term loans by origination year, more than five years before current fiscal year, finance receivable	1	1
Revolving loans, finance receivable	13	13
Revolving loans converted to term loans, finance receivable	14	11
Total loans	$ 40	$ 30